DISCONTINUED OPERATIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 27, 2017
DISCONTINUED OPERATIONS
Disposal Group, Including Discontinued Operation, Consideration			$ 1,250.0
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 6.9	$ 33.2
Discontinued Operation, Gain (Loss) on Disposal Net of Tax, Working Capital Settlement	4.4
Discontinued Operation, Gain (Loss) on Disposal Net of Tax, Other Tax Adjustments	$ 2.5